UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  4/30

Date of reporting period:1/31/06

Item 1.  Schedule of Investments.

AdvisorOne Amerigo Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
70.82%	Common Stocks
1.34%	Diversified Companies
	Berkshire Hathaway Inc-Cl A*	83	$ 7,427,670
13.28%	Emerging Markets
	iShares MSCI Emerging Market Index Fund	607,000	61,173,460
	Vanguard Emerging Market Vipers	185,000	12,572,600
			73,746,060
11.14%	International Equity
	iShares MSCI Canada Index Fund	75,000	1,791,000
	iShares MSCI EAFE Index Fund	576,000	36,207,360
	iShares MSCI Netherlands Index Fund	409,000	8,719,880
	iShares MSCI Spain Index Fund	197,000	7,570,710
	iShares MSCI United Kingdom Index Fund	385,000	7,588,350
			61,877,300
9.15%	Large Cap Blend
	Consumer Staples SPDR	995,000	23,223,300
	iShares S&P 500 Index Fund	81,200	10,374,112
	SPDR Trust Series 1	135,000	17,212,500
			50,809,912
2.80%	Large Cap Growth
	iShares Russell 1000 Growth	147,000	7,599,900
	Nasdaq-100 Index Tracking Stock	189,000	7,943,670
			15,543,570
6.89%	Large Cap Value
	iShares Russell 1000 Value	300,000	21,480,000
	Vanguard Value Vipers	285,000	16,786,500
			38,266,500
7.79%	Mid Cap Blend
	iShares Morningstar Mid Core Index Fund	162,000	12,412,440
	Vanguard Mid-Cap Vipers	453,000	30,826,650
			43,239,090
9.38%	Mid Cap Growth
	iShares Russell Midcap Growth	524,000	52,096,080
3.41%	Small Cap Blend
	iShares Russell 2000	262,000	18,955,700
5.64%	Speciality
	iShares DJ US Healthcare	265,000	16,925,550
	Vanguard Health Care Vipers	262,000	14,423,100
			31,348,650

	TOTAL COMMON STOCK		393,310,532
	(Cost: $330,816,078)

29.25%	MONEY MARKET FUNDS
	Goldman Sachs Prime Obligation Fund	111,470,119	111,470,119
	Milestone Treasury Obligation Portfolio - Institutional Class	51,000,000	51,000,000
	Total Money Market Funds		162,470,119
	(Cost: $162,470,119)

100.07%	Total Value of Investments:		$ 555,780,651
	(Total Cost:$ 493,286,197)

-0.07%	Other Assets Less Liabilities:		$ (382,197)

100.00%	Total Net Assets:		$ 555,398,454

EAFE - Europe, Australasia, Far East
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 62,587,051
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(92,597)
Net unrealized appreciation			$ 62,494,454

AdvisorOne Clermont Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
0.85%	Common Stocks
0.85%	Diversified Companies
	Berkshire Hathaway Inc-Cl A*	13	$ 1,163,370
	Total Common Stock		1,163,370
	(Cost: $1,135,236)

12.34%	Bond Funds
	iShares Lehman Aggregate Bond Fund	59,000	5,931,270
	iShares Lehman 20+ Year Treasury	25,000	2,266,750
	iShares Lehman 1-3Year Treasury Bond Fund	40,000	3,214,000
	iShares IBOXX Liquid Corporate Bond	16,200	2,465,940
	Van Kampen Senior Income Trust	361,000	2,931,320
	Total Bond Funds		16,809,280
	(Cost: $16,841,219)

46.88%	Equity Funds
8.15%	Emerging Market
	iShares MSCI Emerging Market Index Fund	61,000	6,147,580
	Vanguard Emerging Market Vipers	73,000	4,961,080
			11,108,660
5.30%	International Equity
	iShares MSCI EAFE Index Fund	75,000	4,714,500
	iShares MSCI United Kingdom Index Fund	127,000	2,503,170
			7,217,670
7.15%	Large Cap Blend
	iShares Morningstar Large Core Index Fund	60,000	4,017,000
	Vanguard Consumer Staples Vipers	102,000	5,732,400
			9,749,400
3.05%	Large Cap Value
	iShares Russell 1000 Value Index Fund	58,000	4,152,800
14.58%	Mid Cap Blend
	Vanguard Mid-Cap Vipers	194,000	13,201,700
	iShares Morningstar Mid Co I	87,000	6,665,940
			19,867,640
4.23%	Mid Cap Growth
	iShares Russell Midcap Growth Index Fund	58,000	5,766,360
4.42%	Speciality
	iShares DJ US Healthcare Sector Index Fund	52,000	3,321,240
	Vanguard Health Care Vipers Index Fund	49,000	2,697,450
			6,018,690
	Total Equity Funds
	(Cost: $54,156,984)		63,881,220

3.92%	U.S. Treasury Bonds	Principal
	U.S. Treasury TIP Bond, 3.375% due 1/15/07	4,765,526	4,833,288
	U.S. Treasury TIP Bond, 3.675% due 1/15/08	489,372	506,079
	Total U.S. Treasury Bond		5,339,367
	(Cost: $5,702,519)

6.88%	U.S. Treasury Notes
	3.675%, due 4/30/2007	2,400,000	2,372,438
	4.25%, due 8/15/2015	2,400,000	2,345,438
	4.00%, due 9/30/2007	4,700,000	4,658,325
	Total U.S. Treasury Notes		9,376,202
	(Cost: $9,424,777)

29.04%	Money Market Funds
	Goldman Sachs Prime Obligation Fund	14,574,762	14,574,762
	Milestone Treasury Obligation Portfolio- Institutional Class	25,000,000	25,000,000
	Total Money Market Funds		39,574,762
	(Cost: $39,574,762)

99.91%	Total Value of Investments:		$ 136,144,201
	(Total Cost:$ 126,835,497)

0.09%	Other Assets Less Liabilities:		$ 119,798

100.00%	Total Net Assets:		$ 136,263,999

EAFE - Europe, Australasia, Far East
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIP - Treasury Inflation Protected
VIPERs - Vanguard Index Participation Equity Receipts
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 9,883,685
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(574,981)
Net unrealized appreciation			$ 9,308,704

AdvisorOne Berolina Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
227.90%	COMMON STOCK
64.33%	Emerging Market
	iShares MSCI Emerging Mkt Index Fund	45	$ 4,535
163.57%	Speciality
	Energy Select Sector SPDR	200	11,532

	TOTAL COMMON STOCK		16,067
(Cost $16,048)

99.71%	SHORT-TERM INVESTMENTS
	Goldman Sachs Prime Obligation Fund	7,029	7,029
(Cost $7,029)

327.61%	Total Value of Investments:		$ 23,096
(Total Cost:$ 23,077)

-227.61%	Other Assets Less Liabilities:		$ (16,046)

100.00%	Total Net Assets:		$ 7,050

MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 19
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			0
Net unrealized appreciation			$ 19

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.   NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.   U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of January 31, 2006, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund, the Clermont Fund and the Berolina Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date    3/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date    3/30/2006

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date   3/30/2006